Net Loss Per Share (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	5.2	5.1	5.2	5.1